Commitments and Contingent Liabilities (Details) - Operating Lease Agreements [Member] $ in Thousands	Dec. 31, 2018 USD ($)
Summary of minimum future payments under operating lease
2019	$ 177
2020	177
2021	119
2022	27
2023	27
Total minimum future payments	$ 527